Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents comprise the bank accounts and short-term, highly liquid investments, immediately convertible into known cash amounts, and subject to an insignificant risk of change in value, with intention and possibility to be redeemed in the short term, within 90 days, as of the date of investment, without losing income.
	As of December 31,
	2023	2022	2021
Cash and bank accounts – Brazil	352	213	74
Cash and bank accounts – Abroad (*)	22	24	25
Financial investments – Brazil (**)	5,085	5,605	2,451
	5,459	5,842	2,550
(*)	As of December 31, 2023, the Company had funds held abroad, being R$22 in US Dollars (R$24 in US dollars as of December 31, 2022 and R$25 in US dollars as of December 31, 2021).

(**)	As of December 31, 2023, the financial investments correspond to repurchase and resale agreements, with a weighted average interest rate of 95.92% of CDI – Interbank Deposit Certificate (92.80% of CDI as of December 31, 2022 and 109.64% of CDI as of December 31, 2021).